Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of deferred taxes
	Property and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands

Balance as of January 1, 2022	-	(1,067)	422	(645)
Changes during the year:
Tax benefit	-	215	129	344
Balance as of December 31, 2022	-	(852)	551	(301)

Balance as of January 1, 2021	(10)	(783)	-	(793)
Changes during the year:
Initial recognition due to business combination	-	(825)	-	(825)
Tax benefit	10	541	422	973
Balance as of December 31, 2021	-	(1,067)	422	(645)

Balance as of January 1, 2020	(33)	(1,007)	-	(1,040)
Changes during the year:
Tax benefit	23	224	-	247
Balance as of December 31, 2020	(10)	(783)	-	(793)

Schedule of reconciliation of theoretical tax expense
	Year ended December 31
	2022		2021		2020
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	23	13,478	23	14,070	23	8,091
Theoretical tax benefit		(3,100)		(3,236)		(1,861)
Increase in taxes resulting from permanent differences - non-deductible expenses		282		311		86
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized		2,491		1,980		1,529
Tax benefit		(327)		(945)		(246)